Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
4. Balance Sheet Components
Property and Equipment
As of December 31, 2021 and 2020, property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	2021	2020
Computer hardware	3	$14,379	$11,750
Furniture/fixtures	5–7	2,055	1,962
Leasehold improvements	1–5	2,678	2,658
Other	Indefinite	18	18

Property and equipment, gross		19,130	16,388
Less: accumulated depreciation		(14,596)	(12,315)

Property and equipment, net		$4,534	$4,073

Depreciation expense during the years ended December 31, 2021, 2020 and 2019 totaled $2.7 million and $2.8 million and $2.9 million, respectively.
Accrued Expenses and Other Current Liabilities
As of December 31, 2021 and 2020, accrued expenses and other current liabilities consisted of the following (in thousands):

	2021	2020
Accrued expenses	$27,050	$16,243
Accrued compensation	16,428	14,728
Accrued media costs	4,816	5,279
Accrued taxes	1,396	771
Accrued other	1,963	4,648

Total accrued expenses and other current liabilities	$51,653	$41,669